Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Jun. 29, 2011	Jun. 30, 2010		Jun. 24, 2009
Cash Flows from Operating Activities:
Net income	$ 141,060	$ 137,704		$ 79,166
Income from discontinued operations, net of taxes	0	(33,982)	[1]	(7,045)	[1]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	128,447	135,832		145,220
Restructure charges and other impairments	8,427	31,766		76,957
Deferred income taxes	15,277	(25,516)		40,921
Net (gain) loss on disposal of assets	(401)	(4,878)		36,955
Stock-based compensation	12,789	15,595		17,128
(Earnings) Loss on equity investments	(1,802)	(114)		201
Other	405	2,637		(823)
Changes in assets and liabilities, excluding effects of dispositions:
Accounts receivable	1,255	6,083		(800)
Inventories	1,341	6,544		(1,680)
Prepaid expenses and other	1,044	1,847		2,150
Other assets	406	551		1,496
Current income taxes	(3,976)	51,800		(42,153)
Accounts payable	(21,515)	(9,963)		(43,512)
Accrued liabilities	(15,178)	(7,483)		(68,199)
Other liabilities	(7,591)	(11,021)		(1,975)
Net cash provided by operating activities	259,988	297,402		234,007
Cash Flows from Investing Activities:
Payments for property and equipment	(70,361)	(60,879)		(88,152)
Proceeds from sale of assets	8,696	26,603		81,865
Investment in equity method investees	(2,896)	0		(4,612)
Decrease in restricted cash	0	29,749		4,688
Net cash used in investing activities	(64,561)	(4,527)		(6,211)
Cash Flows from Financing Activities:
Purchases of treasury stock	(422,099)	(22,868)		(3,739)
Payments of dividends	(53,185)	(34,448)		(45,355)
Proceeds from issuances of treasury stock	33,057	2,396		4,650
Payments on long-term debt	(16,127)	(391,046)		(19,735)
Net proceeds from issuance of long-term debt	0	196,389		0
Excess tax benefits from stock-based compensation	291	139		551
Net payments on credit facilities	0	0		(160,757)
Net cash used in financing activities	(458,063)	(249,438)		(224,385)
Cash Flows from Discontinued Operations:
Net cash provided by operating activities	0	39,033		40,958
Net cash provided by (used in) investing activities	0	167,998		(4,927)
Net cash provided by discontinued operations	0	207,031		36,031
Net change in cash and cash equivalents	(262,636)	250,468		39,442
Cash and cash equivalents at beginning of year	344,624	94,156		54,714
Cash and cash equivalents at end of year	$ 81,988	$ 344,624		$ 94,156

[1]	Other gains and charges, net of taxes, was a gain of $8.4 million and a loss of $10.2 million in fiscal 2010 and 2009, respectively.